Cost-Method Investment	6 Months Ended
Jun. 30, 2013
Investments, All Other Investments [Abstract]
Cost-Method Investment
6. Cost-Method Investment

On January 31, 2013, the Company entered into a subscription agreement with Darrell Lerner and DCL Ventures, Inc. (“DCL”) in connection with Mr. Lerner’s separation from the Company.  Pursuant to this agreement, the Company made an initial investment in DCL by purchasing 50,000 shares of DCL’s common stock, $0.001 par value per share, for an aggregate purchase price of $50,000 in April 2013.  These nonmarketable securities have been included in the Company’s Consolidated Balance Sheet measured on a cost basis (See Note 16).

As of June 30, 2013, the aggregate carrying amount of the Company’s cost-method investment in a noncontrolled entity was $50,000, and was recorded in Investments on the Company’s Consolidated Balance Sheets.  The Company assesses all cost-method investments for impairment quarterly.  No impairment loss was recorded during the three and six months ended June 30, 2013.  The Company does not reassess the fair value of cost-method investments if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments (See Note 16).